Borrowings - Schedule of Repayments of Debt by Year (Parenthetical) (Detail) - USD ($) $ in Millions	Mar. 31, 2021	Dec. 31, 2020
Notes [Member] | Senior Secured Debt
Debt Instrument [Line Items]
Unamortized discount and loan issuance costs on long-term debt	$ 178.9	$ 183.4